Insurance Proceeds (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Insurance Proceeds
Deductible period under business interruption insurance		14 days
Loss of hire insurance payments recorded as a component of total revenues				$ 450
Net vessel operating expense		$ 61,005	$ 60,129	56,730
Carmen Knutsen
Insurance Proceeds
Special survey drydocking period	5 years
Deductible period under business interruption insurance	14 days
Carmen Knutsen | Technical Default in Controllable Pitch Propeller
Insurance Proceeds
Loss of hire insurance payments recorded as a component of total revenues				450
Cost of repairs				150	$ 2,400
Recoveries for repairs				2,250
Net vessel operating expense				$ 300